Financial instruments - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) derivative financial instruments	$ (708)	$ 448	$ 473
Commodity price sensitivity [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	30.00%
Commodity price sensitivity [member] | Minimum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	(0.30%)	(0.30%)
Commodity price sensitivity [member] | Maximum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	0.30%	0.30%
Commodity price sensitivity [member] | Crude oil and refined products [member] | Minimum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) derivative financial instruments	$ 735	$ 1,025
Commodity price sensitivity [member] | Crude oil and refined products [member] | Maximum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) derivative financial instruments	(735)	(1,025)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Minimum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) derivative financial instruments	227	184
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Maximum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Gains (losses) derivative financial instruments	$ (141)	$ (94)
Equity price risk [member] | Minimum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	(35.00%)	(35.00%)
Net gains (losses)	$ (534)	$ (684)
Equity price risk [member] | Maximum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Net gains (losses)	$ 534	$ 684
Currency risk sensitivity [member] | Minimum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	(10.00%)	(8.00%)
Currency risk sensitivity [member] | Minimum (%) [member] | United States Dollar (USD) [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Foreign exchange gain (loss)	$ (1,789)	$ (319)
Currency risk sensitivity [member] | Minimum (%) [member] | Norwegian kroner (NOK) [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Foreign exchange gain (loss)	$ 2,144	$ 322
Currency risk sensitivity [member] | Maximum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	10.00%	8.00%
Currency risk sensitivity [member] | Maximum (%) [member] | United States Dollar (USD) [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Foreign exchange gain (loss)	$ 1,789	$ 319
Currency risk sensitivity [member] | Maximum (%) [member] | Norwegian kroner (NOK) [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Foreign exchange gain (loss)	$ (2,144)	$ (322)
Interest rate sensitivity [member] | Minimum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	0.80%	0.60%
Net gains (losses)	$ 448	$ 516
Interest rate sensitivity [member] | Maximum (%) [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of reasonably possible change, market risk	(0.80%)	(0.60%)
Net gains (losses)	$ (448)	$ (516)